OTHER NON-OPERATING GAIN / (LOSS)	12 Months Ended
Dec. 31, 2022
Other Non-Operating Gain (Loss)
OTHER NON-OPERATING GAIN / (LOSS)	OTHER NON-OPERATING GAIN / (LOSS)
Other non-operating gains / (losses) consisted of the following for the years ended December 31:

	2022	2021*	2020*

Ineffective portion of hedging activities	—	3	15
Change of fair value of other derivatives	10	(4)	(23)
Gain /(loss) from money market funds	29	7	12
Other (losses) / gains	(30)	20	80
Other non-operating gain / (loss), net	9	26	84
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
Included in ‘Other gains / (losses)’ in 2021 is a gain of US$21 related to the fair value adjustment of Shop-up and a US$3 write off of certain payables.
Included in ‘Other gains / (losses)’ in 2020 is a gain of US$41 related to the revaluation of contingent consideration liability, as well as a gain of US$41 relating to the settlement in connection with the dispute concerning the sale of Telecel Globe Limited.